NICHOLAS EQUITY INCOME FUND, INC. SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF 06/30/2022

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS — 94.10%
	Communication Services - Telecommunication Services — 1.64%
139,500	Verizon Communications Inc.	$ 7,079,625

	Consumer Discretionary - Consumer Durables & Apparel — 2.20%
107,500	M.D.C. Holdings, Inc.	3,473,325
315,000	Newell Brands Inc	5,997,600
		9,470,925
	Consumer Discretionary - Consumer Services — 1.40%
8,646	Cedar Fair, L.P.*	379,646
145,000	Travel + Leisure Co.	5,628,900
		6,008,546
	Consumer Discretionary - Retailing — 5.81%
18,500	Best Buy Co., Inc.	1,206,015
34,000	Genuine Parts Company	4,522,000
26,300	Home Depot, Inc.	7,213,301
39,500	Target Corporation	5,578,585
116,500	TJX Companies Inc	6,506,525
		25,026,426

	Consumer Staples - Food & Staples Retailing — 2.40%
122,000	Sysco Corporation	10,334,620

	Consumer Staples - Food, Beverage & Tobacco — 4.77%
142,500	Coca-Cola Company	8,964,675
101,500	Mondelez International, Inc. Class A	6,302,135
53,500	Philip Morris International Inc.	5,282,590
		20,549,400

	Consumer Staples - Household & Personal Products — 1.79%
53,500	Procter & Gamble Company	7,692,765

	Energy - Energy — 4.52%
65,000	Chevron Corporation	9,410,700
72,500	ConocoPhillips	6,511,225
119,100	Enterprise Products Partners L.P.	2,902,467
20,183	Williams Companies, Inc.	629,911
		19,454,303

	Financials - Banks — 5.19%
160,000	First Horizon Corporation	3,497,600
61,500	JPMorgan Chase & Co.	6,925,515
52,800	PNC Financial Services Group, Inc.	8,330,256
85,000	Webster Financial Corporation	3,582,750
		22,336,121

	Financials - Diversified Financials — 7.01%
7,950	BlackRock, Inc.	4,841,868
50,500	Cohen & Steers, Inc.	3,211,295
82,000	Northern Trust Corporation	7,911,360
84,000	Raymond James Financial, Inc.	7,510,440
106,000	Charles Schwab Corp	6,697,080
		30,172,043

	Financials - Insurance — 2.15%
47,000	Chubb Limited	9,239,260

	Health Care - Health Care Equipment & Services — 7.30%
70,500	Abbott Laboratories	7,659,825
90,800	CVS Health Corporation	8,413,528
109,000	Medtronic Plc	9,782,750
200,000	Smith & Nephew PLC Sponsored ADR	5,584,000
		31,440,103

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 7.93%
49,500	AbbVie, Inc.	7,581,420
70,000	Astrazeneca PLC Sponsored ADR	4,624,900
55,500	Johnson & Johnson	9,851,805
132,500	Merck & Co., Inc.	12,080,025
		34,138,150

	Industrials - Capital Goods — 9.20%
43,500	Eaton Corp. Plc	5,480,565
32,500	Honeywell International Inc.	5,648,825
41,500	Illinois Tool Works Inc.	7,563,375
44,500	Lincoln Electric Holdings, Inc.	5,489,520
14,500	Lockheed Martin Corporation	6,234,420
38,000	Stanley Black & Decker, Inc.	3,984,680
11,500	W.W. Grainger, Inc.	5,225,945
		39,627,330

	Information Technology - Semiconductors & Semiconductor Equipment — 6.19%
64,500	Analog Devices, Inc.	9,422,805
15,500	Broadcom Inc.	7,530,055
138,000	Microchip Technology Incorporated	8,015,040
11,000	Texas Instruments Incorporated	1,690,150
		26,658,050

	Information Technology - Software & Services — 6.05%
70,000	Fidelity National Information Services, Inc.	6,416,900
58,500	International Business Machines Corporation	8,259,615
44,250	Microsoft Corporation	11,364,728
		26,041,243

	Information Technology - Technology Hardware & Equipment — 3.43%
179,000	Cisco Systems, Inc.	7,632,560
250,000	Juniper Networks, Inc.	7,125,000
		14,757,560

	Materials - Materials — 4.82%
32,750	Air Products and Chemicals, Inc.	7,875,720
36,500	Avery Dennison Corporation	5,908,255
125,500	DuPont de Nemours, Inc.	6,975,290
		20,759,265

	Real Estate - Real Estate — 4.88%
40,712	Digital Realty Trust, Inc.	5,285,639
10,750	Equinix, Inc.	7,062,965
104,300	W. P. Carey Inc.	8,642,298
		20,990,902

	Utilities - Utilities — 5.42%
89,000	CMS Energy Corporation	6,007,500
80,500	Dominion Energy Inc	6,424,705
96,500	NextEra Energy, Inc.	7,474,890
34,000	WEC Energy Group Inc	3,421,760
		23,328,855

	TOTAL COMMON STOCKS
	(cost $317,140,371)	405,105,492

SHORT-TERM INVESTMENTS — 5.73%
	U.S. Government Securities - 4.29%
$5,000,000	United States Treasury Bills 07/05/2022, 0.641%	4,999,650
4,000,000	United States Treasury Bills 07/14/2022, 0.946%	3,998,656
5,000,000	United States Treasury Bills 08/04/2022, 0.926%	4,995,703
4,500,000	United States Treasury Bills 09/01/2022, 1.548%	4,488,230
		18,482,239
	Money Market Fund - 1.44%
6,217,084	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class) 7-day yield 1.38%	6,217,084

	TOTAL SHORT-TERM INVESTMENTS
	(cost $24,700,011)	24,699,323

	TOTAL INVESTMENTS
	(cost $341,840,382) - 99.83%	429,804,815

	OTHER ASSETS, NET OF LIABILITIES - 0.17%	712,943

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$430,517,758

	* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                Level 1 - quoted prices in active markets for identical investments

                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$405,105,492
Money Market Fund	6,217,084
Level 2
U.S. Government Securities	18,482,239
Level 3
None	—
Total	$429,804,815

(1) See Schedule above for further detail by industry.